Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EIN: 82-3356232 Plan: 001

Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b) Identity of Issue, Borrower Current Lessor or Similar Party	(c) Description of Investment	(d) Cost**	(e) Current Value
	DFA Emerging Markets Portfolio Fund	Mutual fund		$7,370,114
	DWS RREEF Real Estate Securities Fund	Mutual fund		3,803,193
	Fidelity International Capital Appreciation K6 Fund	Mutual fund		9,491,759
	Franklin Small Cap Growth Fund R6	Mutual fund		9,437,207
	Harbor Small Cap Value Retirement Fund	Mutual fund		14,290,315
	Lord Abbett Bond Debenture Fund R6	Mutual fund		4,164,304
	MFS Value Fund R6	Mutual fund		15,355,734
	Transamerica International Equity Fund R6	Mutual fund		15,119,588
	Vanguard Inflation-Protected Fund	Mutual fund		4,029,951
	Federated Hermes Total Return Bond Fund	Common collective trust		11,285,258
	Fidelity Freedom Blend Retirement Fund	Common collective trust		190,389
	Fidelity Freedom Blend 2010 Fund	Common collective trust		415,173
	Fidelity Freedom Blend 2015 Fund	Common collective trust		194,933
	Fidelity Freedom Blend 2020 Fund	Common collective trust		1,067,132
	Fidelity Freedom Blend 2025 Fund	Common collective trust		5,285,125
	Fidelity Freedom Blend 2030 Fund	Common collective trust		12,540,197
	Fidelity Freedom Blend 2035 Fund	Common collective trust		14,501,622
	Fidelity Freedom Blend 2040 Fund	Common collective trust		15,786,100
	Fidelity Freedom Blend 2045 Fund	Common collective trust		15,452,095
	Fidelity Freedom Blend 2050 Fund	Common collective trust		12,383,261
	Fidelity Freedom Blend 2055 Fund	Common collective trust		9,372,722
	Fidelity Freedom Blend 2060 Fund	Common collective trust		5,214,300
	Fidelity Freedom Blend 2065 Fund	Common collective trust		449,484
	Galliard Stable Return Fund	Common collective trust		15,238,746
	Harbor Capital Appreciation Fund Institutional Class	Common collective trust		42,619,163
	Northern Trust Collective Aggregate Bond Index Fund	Common collective trust		6,469,482
	Northern Trust Collective All Country World Index Fund	Common collective trust		4,331,795
	Northern Trust Collective Extended Market Fund	Common collective trust		14,078,224
	SSgA S&P 500 Index Fund	Common collective trust		60,235,530
*	Wyndham Hotels & Resorts, Inc.	Common stock		7,088,109
*	Various participants	Notes receivable from participants***		2,105,976
	BlackRock FedFund	Money market fund		5,490,139
	BLF Money Fund	Money market fund		211,644
	Non-interest-bearing cash			785
	Total			$345,069,549
* Party-in-interest
** Cost information is not required for participant-directed investments.
*** Interest rates range from 4.25% to 9.50%.